Income Taxes (Details) - Schedule of major components of deferred tax assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of major components of deferred tax assets and liabilities [Abstract]
Inventory obsolescence	$ 107,000	$ 4,000
Sales return reserve		48,000
Business interest limitation	481,000	20,000
Lease liability	712,000	95,000
Other	135,000	55,000
Loss carryforward	153,000	94,000
Valuation Allowance		(132,000)
Total deferred tax assets	1,588,000	184,000
Fixed assets	(230,000)	(89,000)
Right of Use Assets	(706,000)	(95,000)
Intangibles	(2,722,000)
Total deferred tax liabilities	(3,658,000)	(184,000)
Total net deferred income tax assets (liabilities)	$ (2,070,000)